Prospectus, Class A, B and C | Sterling Capital Equity Index Fund

SUPPLEMENT DATED SEPTEMBER 14, 2011 TO THE

STERLING CAPITAL EQUITY INDEX FUND

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED MAY 1, 2011, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Equity Index Fund Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated May 1, 2011, as amended:

The following replaces the text under the heading “Fee Table — Annual Fund Operating Expenses” with respect to the Fund in the Prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1],[2]
Annual Fund Operating Expenses Sterling Capital Equity Index Fund	Class A Shares		Class B Shares	Class C Shares
Management Fees	0.05%		0.05%	0.05%
Distribution and Service (12b-1) Fees	0.50%		1.00%	1.00%
Other Expenses	0.81%		0.81%	0.81%
Total Annual Fund Operating Expenses	1.36%		1.86%	1.86%
Fee Waiver or Expense Reimbursement	(0.25%)	[1]	none	none
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.11%	[1]	1.86%	1.86%
[1]	The Fund's Distributor has contractually agreed to limit the distribution and shareholder service (12b-1) fees for Class A Shares of the Fund to 0.25% for the period from May 1, 2011 through April 30, 2012. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Underwriting Agreement or the 12b-1 Plan with respect to the Fund.

In addition, the following replaces the text under the heading “Example” with respect to the Fund:
Example	[3]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same except for the expiration of the current contractual expense limitation on April 30, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Equity Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	682	958	1,254	2,096
Class B Shares	Class B Shares	589	885	1,106	2,049
Class C Shares	Class C Shares	189	585	1,006	2,180

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Equity Index Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	682	958	1,254	2,096
Class B Shares	Class B Shares	189	585	1,006	2,049
Class C Shares	Class C Shares	189	585	1,006	2,180

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

[1]	Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[3]	The Example reflects the expenses of both the Master Portfolio and the Fund.